Fair Value Measurements (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account	$ 416,517,794	$ 414,023,891
Cash	293,137	399,935
Liabilities:
Derivative warrant liabilities	929,400	17,348,800
Level 1 | Recurring
Assets:
Investments held in Trust Account	416,517,794	414,023,891
Level 1 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities	621,000	11,592,000
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Derivative warrant liabilities	$ 308,400	$ 5,756,800